Other Operating Expenses - Loss on Disposal of BAT Pars - Additional Information (Details) - GBP (£) £ in Millions		12 Months Ended
	Aug. 06, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Expenses [Line Items]
Other operating expenses		£ 7,468	£ 7,667	£ 7,851
B.A.T. Pars Company PJSC
Other Operating Expenses [Line Items]
Other operating expenses	£ 358
Foreign exchange recycled from equity	272
Impairment charge and associated costs	88
Unwinding discounted proceeds	£ 2